Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
Entity Central Index Key	0000828806
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000000397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Investor Class
Trading Symbol	IMRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1],[2]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029748 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Institutional Class
Trading Symbol	IPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3],[4]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Private Investment Class
Trading Symbol	IPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[5],[6]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Personal Investment Class
Trading Symbol	IPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Personal Investment Class)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[7],[8]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173347 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Reserve Class
Trading Symbol	IRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Reserve Class)	$53	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[9],[10]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000173348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier Portfolio
Class Name	Resource Class
Trading Symbol	IRCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[11],[12]
Net Assets	$ 8,692,034,410
Holdings Count | Holding	120
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,692,034,410
Total number of portfolio holdings	120

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	51.1%
8-30	5.8%
31-60	9.9%
61-90	4.4%
91-180	16.7%
181+	12.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029750 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Institutional Class
Trading Symbol	IUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13],[14]
Net Assets	$ 21,744,429,179
Holdings Count | Holding	128
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$21,744,429,179
Total number of portfolio holdings	128

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	67.1%
8-30	0.5%
31-60	4.4%
61-90	2.7%
91-180	6.4%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000400 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Premier U.S. Government Money Portfolio
Class Name	Investor Class
Trading Symbol	FUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[15],[16]
Net Assets	$ 21,744,429,179
Holdings Count | Holding	128
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$21,744,429,179
Total number of portfolio holdings	128

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	67.1%
8-30	0.5%
31-60	4.4%
61-90	2.7%
91-180	6.4%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.